UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-04023

Exact name of registrant as specified in charter:	Dryden Municipal Series Fund

Address of principal executive offices:	Gateway Center 3, 100 Mulberry Street, Newark, New Jersey 07102

Name and address of agent for service:	Deborah A. Docs Gateway Center 3, 100 Mulberry Street, Newark, New Jersey 07102

Registrant’s telephone number, including area code:	973-367-7521

Date of fiscal year end:	08/31/2005

Date of reporting period:	11/30/2004

Item 1.	Schedule of Investments [INSERT REPORT]

Dryden Municipal Series Fund New Jersey Series

Schedule of Investments as of November 30, 2004 (Unaudited)

Description (a)	Moody’s Rating	Interest Rate	Maturity Date	Principal Amount (000)		Value
LONG-TERM INVESTMENTS 96.4%

Cape May Cnty. Ind. Poll. Ctrl., Fin. Auth. Rev., Atlantic City Elec. Co., Ser. A, M.B.I.A.	Aaa	6.80%	3/01/21	$2,615		$3,368,643

Casino Reinvestment Dev. Auth. New Jersey Hotel Room Fee Rev., A.M.B.A.C.	Aaa	5.00	1/01/25	500		515,555

Clearview Reg. High Sch. Dist., F.G.I.C.	Aaa	5.375	8/01/15	1,205		1,355,360

Delaware River Port Auth., Penn. & NJ Port Dist. Proj., Ser. B, F.S.A.	Aaa	5.625	1/01/26	5,000		5,430,250

Essex Cnty. Impvt. Auth. Proj. Rev., F.S.A.	Aaa	5.125	12/15/18	3,000		3,230,310

Essex Cnty. Impvt. Auth., Lease-Cogen Facs. Proj. Rev., F.G.I.C.	Aaa	5.25	1/01/19	1,110		1,188,921

Gloucester Cnty. Impvt. Auth., Solid Wste. Recov. Rev. Wste. Mgmt. Proj., Ser. A	BBB(d)	6.85	12/01/29	3,000		3,397,260

Jackson Twnshp. Sch. Dist., G.O., F.G.I.C.	Aaa	6.60	6/01/05	940		961,799
G.O., F.G.I.C.	Aaa	6.60	6/01/10	1,600		1,882,896
G.O., F.G.I.C.	Aaa	6.60	6/01/11	1,600		1,912,112

Middle Twnshp. Sch. Dist., F.G.I.C.	Aaa	7.00	7/15/05	1,200	(f)	1,237,020

Middlesex Cnty. Impvt. Auth. Rev., Rfdg., Cnty. Gtd., Golf Course Projs.	Aa1	5.25	6/01/18	1,080		1,176,941

New Jersey Bldg. Auth. St. Rev., Rfdg., Ser. B, A.M.B.A.C.	Aaa	5.25	12/15/09	4,000		4,423,880

New Jersey Econ. Dev. Auth. Rev., Sch. Facs. Constrs., Ser. A, A.M.B.A.C.	Aaa	5.125	6/15/14	3,000		3,261,750

Sch. Facs. Constrs., Ser. A, A.M.B.A.C.	Aaa	5.25	6/15/18	4,500		4,867,875

New Jersey Econ. Dev. Auth., Masonic Charity Fdn. Proj.	A+(d)	5.875	6/01/18	250		275,023
Masonic Charity Fdn. Proj.	A+(d)	6.00	6/01/25	1,150		1,264,908

New Jersey Econ. Dev. Auth., Econ. Dev. Rev., Kapkowski Rd. Landfill, Ser. A	Aaa	6.375	4/01/31	5,800	(e)	7,038,938

Kapkowski Rd. Landfill, Ser. A, C.A.B.S., E.T.M.	Baa3	Zero	4/01/08	1,020		929,332

New Jersey Econ. Dev. Auth., Natural Gas Facs. Rev., NUI Corp. Proj., Ser. A, M.B.I.A., A.M.T.	Aaa	5.70	6/01/32	1,500		1,565,835

Dryden Municipal Series Fund New Jersey Series

Schedule of Investments as of November 30, 2004 (Unaudited) Cont’d.

Description (a)	Moody’s Rating	Interest Rate		Maturity Date	Principal Amount (000)		Value
New Jersey Econ. Dev. Auth., Rev., Cigarette Tax	Baa2	5.625		6/15/19	500		522,050
Cigarette Tax	Baa2	5.75		6/15/34	1,000		1,020,420
First Mtge. - Franciscan Oaks	NR	5.70		10/01/17	2,040		1,957,910
First Mtge. - Keswick Pines	NR	5.75		1/01/24	1,750		1,751,417
First Mtge. - The Evergreens	NR	5.875		10/01/12	1,200		1,200,684
First Mtge. - The Evergreens	NR	6.00		10/01/22	1,400		1,424,500

Trans. Proj. Sublease, Ser. A, F.S.A.	Aaa	6.00		5/01/16	1,350	(e)	1,523,759

New Jersey Econ. Dev. Auth., Wtr. Facs. Rev., R.I.T.E.S., PA-98, F.G.I.C., A.M.T.	NR	9.86	(c)	11/01/29	5,000		5,466,400

New Jersey Hlth. Care Facs. Fin. Auth. Rev., Atlantic City Med. Ctr.	A2	6.25		7/01/17	1,750		1,967,630
South Jersey Hosp.	Baa1	6.00		7/01/26	1,000		1,058,240
South Jersey Hosp.	Baa1	6.00		7/01/32	1,000		1,051,810

St. Joseph’s Hosp. & Med. Ctr., Ser. A, CONNIE LEE, A.M.B.A.C.	AAA(d)	5.70		7/01/11	4,375		4,605,212
St. Peters Univ. Hosp., Ser. A	Baa1	6.875		7/01/30	1,750		1,928,238

New Jersey St. Cert. Part., Equipment Lease Purchase, Ser. A, C.O.P.	A1	5.00		6/15/09	3,000		3,226,410

New Jersey St. Ed. Facs. Auth. Rev., Coll. of New Jersey, Ser. C, F.G.I.C.	Aaa	5.375		7/01/17	1,000		1,097,480

Felician College of Lodi, Ser. D	NR	7.375		11/01/22	1,155		1,162,207
Princeton Theological, Ser. B	Aaa	5.90		7/01/26	2,500	(e)	2,667,250

William Patterson Univ., Ser. A, F.G.I.C.	Aaa	5.00		7/01/28	3,445		3,525,234

New Jersey St. Hwy. Auth., Garden St. Pkwy., Gen. Rev.	A1	5.625		1/01/14	1,650	(e)	1,864,533
Gen. Rev.	A1	5.75		1/01/30	2,500	(e)	2,839,675
Gen. Rev., E.T.M.	A1	6.20		1/01/10	3,035		3,397,834

New Jersey St. Tpke. Auth., Tpke. Rev., Ser. A, M.B.I.A.	Aaa	5.75		1/01/18	5,000		5,527,200
Ser. C, M.B.I.A., E.T.M.	Aaa	6.50		1/01/09	1,000		1,141,060

New Jersey St. Trans. Corp. Ctfs., Federal Trans. Admin. Grants, Ser. B, C.O.P., A.M.B.A.C.	Aaa	6.00		9/15/15	2,000	(e)	2,298,940

New Jersey St. Trans. Trust Fund Auth. Rev., R.I.T.E.S., PA-646, M.B.I.A.	NR	15.84	(c)	12/15/08	2,475		3,822,984
Trans. Sys., Ser. B, M.B.I.A.	Aaa	6.50		6/15/10	1,540		1,790,573
Trans. Sys., Ser. B, M.B.I.A.	Aaa	6.00		12/15/14	3,425	(e)	3,994,749

Dryden Municipal Series Fund New Jersey Series

Schedule of Investments as of November 30, 2004 (Unaudited) Cont’d.

Description (a)	Moody’s Rating	Interest Rate	Maturity Date	Principal Amount (000)		Value
Newark Hsg. Auth., Port Auth., Newark Marine Terminal, M.B.I.A.	Aaa	5.00	1/01/34	3,000		3,037,020

North Bergen Twnshp. Mun. Util. Auth. Swr. Rev., M.B.I.A.	Aaa	5.25	12/15/17	1,800		1,966,410

North Brunswick Twnshp., Brd. of Ed., G.O.	Aa3	6.80	6/15/06	350		373,975
Brd. of Ed., G.O.	Aa3	6.80	6/15/07	350		387,884

Port Auth. of New York & New Jersey, Cons. Ser. 127, A.M.B.A.C., A.M.T.	Aaa	5.50	12/15/15	3,000		3,294,360
Cons., Ser. 135	A1	5.00	3/15/39	4,380		4,402,207

Puerto Rico Comnwlth. Hwy. & Trans. Auth. Trans. Rev., Ser. J	Baa1	5.50	7/01/23	1,320		1,418,617

Puerto Rico Elec. Pwr. Auth., Rfdg., Ser. X, M.B.I.A.	Aaa	6.00	7/01/12	3,295	(e)	3,436,883

Puerto Rico Pub. Fin. Corp., Comnwlth. Approp., Ser. A, M.B.I.A.	Aaa	5.50	8/01/17	1,500	(e)	1,698,915

Rutgers - The St. Univ. of New Jersey, Ser. A	Aa3	6.40	5/01/13	2,000		2,319,720

Sparta Twnshp. Sch. Dist., G.O., M.B.I.A.	Aaa	5.75	9/01/14	1,000	(e)	1,060,320

Tobacco Settlement Fin. Corp., Asset Bkd.	Baa3	6.125	6/01/42	2,000		1,835,220

Union City Sch. Impvt., G.O., F.S.A.	Aaa	6.375	11/01/08	1,545		1,759,291

Union Cnty. Impvt. Auth. Rev., Plainfield Brd. of Ed. Proj., F.G.I.C.	AAA(d)	6.25	8/01/14	1,175	(e)	1,303,568
F.G.I.C.	AAA(d)	6.25	8/01/16	1,330	(e)	1,475,529

Virgin Islands Pub. Fin. Auth. Rev., Ser. A	BBB(d)	6.50	10/01/24	750		862,095

West Morris Reg. High Sch., G.O., M.B.I.A.	Aaa	5.00	5/01/23	2,145		2,246,673
G.O., M.B.I.A.	Aaa	5.00	5/01/24	2,246		2,341,882

Total long-term investments (cost $139,252,078)						148,339,576

SHORT-TERM INVESTMENTS 2.2%
Municipal Bonds

Mun. Secs. Trust Cert., G.O., Ser. 2001-174 Cert. Class A, F.R.D.D.	A-1(d)	1.72	12/01/04	500		500,000

New Jersey Econ. Dev. Auth., Wtr. Facs. Rev., Rfdg., United Wtr. New Jersey Inc. Proj., Ser. B, F.R.D.D., A.M.B.A.C.	VMIG1	1.74	12/01/04	400		400,000

Dryden Municipal Series Fund New Jersey Series

Schedule of Investments as of November 30, 2004 (Unaudited) Cont’d.

Description (a)	Moody’s Rating	Interest Rate	Maturity Date	Principal Amount (000)	Value
Rfdg., United Wtr. Proj., Ser. A, F.R.D.D., A.M.B.A.C.	VMIG1	1.65	12/01/04	1,150	1,150,000

Union Cnty. Ind. Poll. Ctrl. Fin. Auth. Poll. Ctrl. Rev., Rfdg. Exxon Proj., F.R.D.D.	VMIG1	1.56	12/01/04	1,300	1,300,000

Total short-term investments (cost $3,350,000)					3,350,000

Total Investments 98.6% (cost $142,602,078(h))					151,689,576

VARIATION MARGIN PAYABLE ON OPEN FUTURES CONTRACTS (g)					(12,125)

Other assets in excess of liabilities 1.4%					2,196,594

Net Assets 100%					$153,874,045

(a)	The following abbreviations are used in portfolio descriptions:

A.M.B.A.C. – American Municipal Bond Assurance Corporation.

A.M.T. – Alternative Minimum Tax.

C.A.B.S. – Capital Appreciation Bonds.

CONNIE LEE – College Construction Loan Insurance Association.

C.O.P. – Certificates of Participation.

E.T.M. – Escrowed to Maturity.

F.G.I.C. – Financial Guaranty Insurance Company.

F.R.D.D. – Floating Rate (Daily) Demand Note(b).

F.S.A. – Financial Security Assurance.

G.O. – General Obligation.

M.B.I.A. – Municipal Bond Insurance Corporation.

R.I.T.E.S. – Residual Interest Tax Exempt Securities Receipts.

(b)	For purposes of amortized cost valuation, the maturity date of Floating Rate Demand Notes are considered to be the later of the next date on which the security can be redeemed at par, or the next date on which the rate of interest is adjusted.

(c)	Inverse floating rate bond. The coupon is inversely indexed to a floating interest rate. The rate shown is the rate at period end.

(d)	Standard & Poor’s Rating.

(e)	All or partial prerefunded issues are secured by escrowed cash and/or direct U.S. guaranteed obligations.

(f)	Partial principal amount pledged as collateral for financial futures contracts(g).

(g)	Open futures contracts as of November 30, 2004 were as follows:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at November 30, 2004	Unrealized (Depreciation)
	Long Positions:
37	U.S. Treasury 10 Yr. Notes	Mar 05	4,124,722	4,097,750	(26,972)
27	U.S. Treasury Bonds	Mar 05	3,016,471	2,973,375	(43,096)

					$(70,068)

(h)	The United States federal income tax basis of the Fund’s investments and the net unrealized appreciation as of November 30, 2004 were as follows:

Tax Basis of Investments	Appreciation	Depreciation	Net Unrealized Appreciation of Investment
$142,553,424	$9,284,907	$148,755	$9,136,152

The differences between book and tax basis are primarily attributable to difference in the treatment of amortization of premiums.

NR– Not Rated by Moody’s or Standard & Poor’s.

The Fund’s current Statement of Additional Information contains a description of Moody’s and Standard & Poor’s ratings.

Dryden Municipal Series Fund New York Series

Schedule of Investments as of November 30, 2004 (Unaudited)

Description (a)	Moody’s Rating	Interest Rate	Maturity Date	Principal Amount (000)		Value
LONG-TERM INVESTMENTS 97.0%
Brookhaven Ind. Dev. Agcy. Civic Fac. Rev., Mem. Hosp. Med. Ctr., Inc., Ser. A	NR	8.125%	11/15/20	$1,500		$1,575,300

City of Buffalo, Sch., G.O., Ser. E, F.S.A.	Aaa	6.00	12/01/16	1,100	(c)(e)	1,270,038

Dutchess Cnty. Ind. Dev. Agcy. Civic Fac. Rev., Bard Coll.	A3	5.75	8/01/30	3,500		3,714,865

Erie Cnty. Ind Dev. Agcy., Sch. Fac. Rev., City of Buffalo Proj., F.S.A.	Aaa	5.75	5/01/24	3,000		3,332,070

Islip Res. Rec., Rev., Ser. B, A.M.B.A.C., A.M.T.	Aaa	7.20	7/01/10	1,745		2,069,954

Metro. Trans. Auth. Facs. Rev., Commuter Facs., Ser. A, F.G.I.C.	Aaa	5.60	7/01/09	500	(c)	552,295
Commuter Facs., Ser. A, F.G.I.C.	Aaa	5.70	7/01/10	1,000	(c)	1,108,000
Trans. Facs. Rev., Ser. A, F.S.A.	Aaa	5.60	7/01/09	2,900	(c)	3,203,311

Metro. Trans. Auth., New York Svc. Contract, C.A.B.S., Ser. 7, M.B.I.A., E.T.M.	A2	Zero	7/01/08	4,500	(c)	4,078,710
Ser. A, M.B.I.A.	Aaa	5.50	7/01/20	3,000		3,315,570
Ser. B, M.B.I.A.	Aaa	5.50	7/01/23	5,000		5,452,850

Nassau Cnty. New York Interim Fin. Auth., Sales Tax Sec., Ser. A, A.M.B.A.C.	Aaa	5.00	11/15/11	2,400		2,644,728
Ser. A-1, A.M.B.A.C.	Aaa	5.375	11/15/16	710	(c)	802,804
Ser. A-1, A.M.B.A.C.	Aaa	5.375	11/15/16	290		320,117

New York City Mun. Fin. Auth., Wtr. & Swr. Sys. Rev., Ser. B	Aa2	6.00	6/15/33	985	(c)	1,122,802

New York City Mun. Wtr. Auth. Rev., Ser. F	Aa2	5.00	6/15/29	3,000		3,013,230

New York City Trans. Auth., Triborough Bridge & Tunnel Auth., A.M.B.A.C.	Aaa	5.75	1/01/20	4,760	(c)	5,416,404

New York City Trans. Fin. Auth. Rev., Future Tax Sec., Ser. A	Aa2	5.50	11/01/26	2,650	(f)	2,967,947
Ser. B	Aa2	5.50	2/01/17	1,920		2,111,539
Ser. B	Aa2	5.25	8/01/20	4,000		4,278,520
Ser. B	Aa2	5.25	2/01/29	2,500	(f)	2,736,400
Ser. B	Aa2	6.00	11/15/29	1,000	(c)	1,155,220

New York City, G.O.,
Ser. A	A2	6.00	5/15/30	820	(c)	947,280
Ser. A	A2	6.00	5/15/30	180		197,491
Ser. G	A2	5.875	10/15/14	735	(c)	813,799
Ser. G	A2	5.875	10/15/14	1,765		1,917,973

Dryden Municipal Series Fund New York Series

Schedule of Investments as of November 30, 2004 (Unaudited) Cont’d.

Description (a)	Moody’s Rating	Interest Rate	Maturity Date	Principal Amount (000)		Value
Ser. I	AAA	6.10	4/15/10	1,320	(c)	1,448,304
Ser. I	A2	6.10	4/15/10	680		734,509
Ser. I	AAA	6.25	4/15/27	4,795	(c)	5,275,219
Ser. I	A2	6.25	4/15/27	1,205		1,301,352

New York St. Dorm. Auth. Lease Rev., Ser. B	AA-(d)	5.25	7/01/29	3,000		3,274,710

New York St. Dorm. Auth. Rev., City Univ. Sys. Cons., F.S.A.	Aaa	5.50	7/01/29	2,500	(c)	2,809,400
City Univ. Sys. Cons., Ser. B	A3	6.00	7/01/14	3,000		3,413,100
City Univ. Sys. Cons., Ser. D, E.T.M.	A3	7.00	7/01/09	1,400	(c)	1,539,482
Mental Hlth. Svcs. Facs. Impvt., Ser. B	A2	6.50	8/15/11	3,000		3,507,390
Ser. B	A2	5.25	5/15/12	3,000		3,276,510
St. Personal Income-Tax Ed., Ser. A	A1	5.375	3/15/22	2,000		2,149,940

New York St. Engy. Res. & Dev. Auth. Rev., Brooklyn Union Gas Co., Ser. B, M.B.I.A., A.M.T.	Aaa	6.75	2/01/24	1,825	(e)	1,849,911

New York St. Environ. Facs., Wtr. Proj. Rev	Aaa	5.00	6/15/34	2,000		2,030,600
Poll. Ctrl. Rev., Ser. E	Aaa	6.50	6/15/14	35		35,128
Wtr. Proj., Ser. K	Aaa	5.25	6/15/22	3,000		3,199,770

New York St. Hsg. Fin. Agcy. Rev., Multi-Fam. Hsg., Sec. Mtge., Ser. A, A.M.T.	Aa1	7.05	8/15/24	1,000		1,001,350
St. Univ. Constr., Ser. A, E.T.M.	Aaa	8.00	5/01/11	3,600	(c)	4,348,728

New York St. Local Gov’t. Assist. Corp., C.A.B.S., Ser. C	A1	Zero	4/01/14	5,882		4,053,874
Ser. E	A1	6.00	4/01/14	3,000		3,489,630

New York St. Med. Care Facs. Fin. Agcy. Rev., New York Hosp., Ser. A, A.M.B.A.C., F.H.A.	Aaa	6.50	8/15/29	3,000	(c)	3,087,900

New York St. Mtge. Agcy. Rev., Homeowner Mtge., Ser. 70	Aa1	5.375	10/01/17	1,500		1,563,735

New York St. Mun. Bond Bank Agcy. Spec. Sch. Purp. Rev. Ser. C	A+(d)	5.50	12/01/13	5,070		5,659,235

New York St. Pwr. Auth., Ser. A	Aa2	5.25	11/15/16	3,000		3,255,510
Ser. A	Aa2	5.00	11/15/19	2,500		2,639,250

New York St. Thrwy. Auth., Hwy. & Bridge Trust Fund, Ser. A, F.S.A.	Aaa	6.00	4/01/16	2,200	(c)	2,535,984
St. Pers. Income Tax Rev., Trans., Ser. A	A1	5.50	3/15/20	1,000		1,103,780
Svc. Contract Rev., Local Hwy.

Dryden Municipal Series Fund New York Series

Schedule of Investments as of November 30, 2004 (Unaudited) Cont’d.

Description (a)	Moody’s Rating	Interest Rate	Maturity Date	Principal Amount (000)		Value
& Bridge	A2	5.50	4/01/15	3,000		3,285,480

New York St. Urban Dev. Corp. Corr. & Youth Facs. Svcs., Ser. A	A3	5.00	1/01/09	2,000		2,159,100

New York St. Urban Dev. Corp. Rev., Correctional Cap. Facs., A.M.B.A.C.	Aaa	Zero	1/01/08	8,000		7,357,760

Port Auth. New York & New Jersey	A1	5.00	3/15/39	4,000		4,020,280

Puerto Rico Comnwlth. Hwy. & Transit Rev., F.G.I.C.	Aaa	5.00	7/01/26	4,000		4,146,280

Puerto Rico Comnwlth., Pub. Impvt. Rfdg., M.B.I.A.	Aaa	7.00	7/01/10	1,250		1,496,113
Rites P.A. 625, A.M.B.A.C., T.C.R.S.	NR	12.11	7/01/10	3,250	(g)	4,529,785

Puerto Rico Pub. Bldg. Auth. Rev., Ser. J, A.M.B.A.C.	Aaa	5.00	7/01/36	2,000		2,175,380

Puerto Rico Pub. Fin. Corp., Comnwlth. Approp., Ser. E	Baa2	5.70	8/01/25	2,000	(c)	2,240,740

Tobacco Settlement Fin. Corp., Ser. A-1	A2	5.50	6/01/14	4,000		4,363,680
Ser. C-1	A2	5.50	6/01/14	1,000		1,083,080
Ser. C-1	A2	5.50	6/01/15	2,000		2,178,800

Triborough Bridge & Tunnel Auth. New York Rev., Ser. B	Aa3	5.00	11/15/32	3,000		3,021,480
Ser. B, M.B.I. A.	Aaa	5.50	11/15/19	5,000		5,764,700

United Nations Dev. Corp. NY Rev., Ser. A	A3	5.25	7/01/13	2,320		2,456,532

Virgin Islands Pub. Fin. Auth. Rev., Ser. A	BBB(d)	6.50	10/01/24	1,000		1,149,460

Total long-term investments (cost $168,808,053)						180,132,168

SHORT-TERM INVESTMENTS 1.9%

Mun. Secs. Trust Cert., Ser. 2000-89, Class A, Ctf. 144A, F.R.D.D	VMIG1	1.77	12/01/04	355		355,000

New York City, G.O., Ser. B-3, F.R.D.D.	VMIG1	1.67	12/01/04	100		100,000

New York St. Local Govt. Assist. Corp., M.S.T.R., Ser. SGA 59, A.M.B.A.C., F.R.D.D.	A-1+(d)	1.72	12/01/04	3,000		3,000,000

Total short-term investments (cost $3,455,000)						3,455,000

Total Investments 98.9% (cost $172,263,053) (i)						183,587,168

VARIATION MARGIN ON OPEN FUTURES CONTRACTS, Net (h)						1,250

Other assets in excess of liabilities 1.1%						2,065,912

Net Assets 100%						$185,654,330

(a)	The following abbreviations are used in portfolio descriptions:

A.M.B.A.C. – American Municipal Bond Assurance Corporation.

A.M.T. – Alternative Minimum Tax.

C.A.B.S. – Capital Appreciation Bonds.

E.T.M. – Escrowed to Maturity.

F.G.I.C. – Financial Guaranty Insurance Company.

F.H.A. – Federal Housing Administration.

F.R.D.D. – Floating Rate (Daily) Demand Note (b).

F.S.A. – Financial Security Assurance.

G.O. – General Obligation.

M.B.I.A. – Municipal Bond Insurance Corporation.

M.S.T.R. – Municipal Securities Trust Receipts.

NR – Not Rated by Moody’s or Standard & Poor’s.

T.C.R.S. – Transferable Custodial Receipts.

(b)	For purposes of amortized cost valuation, the maturity date of Floating Rate Demand Notes is considered to be the later of the next date on which the security can be redeemed at par, or the next date on which the rate of interest is adjusted.

(c)	Prerefunded issues are secured by escrowed cash and/or direct U.S. guaranteed obligations.

(d)	Standard & Poor’s Rating.

(e)	Partial principal amount pledged as collateral for financial futures contracts.

(f)	Indicates a variable rate security. The maturity date presented for these instruments is the latter of the next date on which the security can be redeemed at par or the next date on which the rate of interest is adjusted. The interest rate shown reflects the rate in effect at November 30, 2004.

(g)	Inverse floating rate bond. The coupon is inversely indexed to a floating interest rate. The rate shown is the rate at November 30, 2004.

(h)	Open futures contracts as of November 30, 2004 were as follows:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at November 30, 2004	Unrealized Appreciation (Depreciation)
	Long Position:
32	U.S. Treasury Bond	March 05	558,606	550,625	(7,981)

	Short Position:
25	U.S. Treasury 10 Yr. Note	March 05	2,786,854	2,768,750	18,104

					10,123

(i)	The United States federal income tax basis of the Fund’s investments was substantially the same as the book basis, and the net unrealized appreciation as of November 30, 2004 was as follows:

Tax Basis of Investments	Appreciation	Depreciation	Net Unrealized Appreciation
$172,263,053	$11,466,418	$142,303	$11,324,115

Dryden Municipal Series Fund Pennsylvania Series

Schedule of Investments as of November 30, 2004 (Unaudited)

Description (a)	Moody’s Rating	Interest Rate	Maturity Date	Principal Amount (000)		Value
LONG-TERM INVESTMENTS 97.0%

Allegheny Cnty. Hosp. Dev. Auth. Rev., Allegheny Gen. Hosp. Proj., Ser. A, M.B.I.A.	Aaa	6.25%	9/01/20	$1,750	(c)	$1,929,340

Allegheny Cnty. Ind. Dev. Auth. Rev., USX Proj., Ser. A	Baa1	6.70	12/01/20	1,500		1,556,250

Allegheny Cnty. San. Auth. Swr. Rev., M.B.I.A.	Aaa	5.375	12/01/17	2,000		2,195,680
M.B.I.A.	Aaa	5.50	12/01/20	2,500		2,767,900
M.B.I.A.	Aaa	5.50	12/01/30	3,000		3,207,810

Allentown Area Hosp. Auth. Rev., Sacred Heart Hosp. of Allentown, Ser. B	Baa3	6.75	11/15/15	890		900,057

Armstrong Cnty., G.O., M.B.I.A.	Aaa	5.40	6/01/31	2,000		2,112,520

Berks Cnty. Mun. Auth. Hosp. Rev., Reading Hosp. Med. Ctr. Proj., M.B.I.A.	Aaa	5.70	10/01/14	1,250		1,423,188

Bucks Cnty. Wtr. & Swr. Auth. Rev., Ser. A, A.M.B.A.C.	Aaa	5.375	6/01/16	1,080		1,188,605

Butler Cnty., G.O., F.G.I.C.	Aaa	5.25	7/15/22	1,000	(c)	1,123,340

Canon McMillan Sch. Dist., Ser. B, F.G.I.C.	Aaa	5.50	12/01/29	3,000	(f)	3,212,730

Central Bucks Sch. Dist., G.O., M.B.I.A.	Aaa	5.00	5/15/15	3,600		3,888,324
M.B.I.A.	Aaa	5.00	5/15/16	2,000		2,143,780

Chartiers Valley Sch. Dist., Ser. A, G.O., F.S.A.	Aaa	5.00	10/15/22	2,570		2,694,414

Dauphin Cnty., G.O., Ser. 2, A.M.B.A.C.	Aaa	5.50	11/15/15	1,295		1,434,860

Delaware Cnty. Auth. Rev., Dunwoody Vlge. Proj.	A-(d)	6.25	4/01/30	1,000		1,043,570

Delaware Cnty. Ind. Dev. Auth. Rev., Res. Recov. Facs., Ser. A	Baa3	6.10	7/01/13	1,500		1,611,810

Delaware River Port Auth. PA & NJ Rev., F.G.I.C.	Aaa	5.40	1/01/16	2,750		2,888,105

Port Dist. Proj., Ser. B, F.S.A.	Aaa	5.70	1/01/22	1,000		1,099,700

Easton Area Sch. Dist., G.O., F.G.I.C.	Aaa	5.00	1/0115	2,360		2,545,756

Erie Parking Auth. Facs. Rev. Gtd., F.S.A.	Aaa	5.00	9/01/26	1,000		1,024,140

Greater Johnstown Sch. Dist., G.O., Ser. B, M.B.I.A.	Aaa	5.50	8/01/17	1,250		1,384,675

Kennett Cons. Sch. Dist., G.O., Ser. A, F.G.I.C.	Aaa	5.50	2/15/16	1,035		1,147,039

Lancaster Cnty. Hosp. Auth.

Dryden Municipal Series Fund Pennsylvania Series

Schedule of Investments as of November 30, 2004 (Unaudited) Cont’d.

Description (a)	Moody’s Rating	Interest Rate	Maturity Date	Principal Amount (000)		Value
Rev., Gen. Hosp. Proj.	A-(d)	5.50%	3/15/26	$1,500		$1,533,210

Lancaster Ind. Dev. Auth. Rev., Garden Spot Vlge. Proj., Ser. A	NR	7.625	5/01/31	1,650		1,725,735

Lebanon Cnty. Hlth. Facs. Auth. Rev., Good Samaritan Hosp. Proj.	Baa1	6.00	11/15/35	1,000		1,023,250

Monroe Cnty. Hosp. Auth. Rev., Pocono Med. Ctr.	BBB+(d)	6.00	1/01/43	750		770,018

Montgomery Cnty., G.O.	Aaa	5.25	9/15/16	2,895		3,154,884

Northampton Cnty. Gen. Purp. Auth. Rev., F.S.A.	Aaa	5.75	10/01/18	1,000	(c)	1,154,470

Northampton Cnty. Higher Ed. Auth. Rev., Moravian Coll., A.M.B.A.C.	Aaa	6.25	7/01/11	2,195		2,569,752

Owen J. Roberts Sch. Dist., G.O., F.S.A.	Aaa	5.50	8/15/19	1,520		1,676,940

Pennridge Sch. Dist., G.O., M.B.I.A.	Aaa	5.125	2/15/19	1,610		1,715,970

Pennsylvania Econ. Dev. Fin. Auth., Exempt Facs. Rev., Amtrak Proj., Ser. A, A.M.T.	A3	6.25	11/01/31	2,000		2,066,300
Wste. Wtr. Treatment Rev., Sun Co., R & M Proj., Ser. A, A.M.T.	Baa2	7.60	12/01/24	2,000		2,040,260

Pennsylvania St. Higher Edl. Facs. Auth. Rev., Drexel Univ.	A2	6.00	5/01/29	2,500		2,642,400
Philadelphia Univ.	Baa2	6.10	6/01/30	140		151,081
Temple Univ., 1st Ser., M.B.I.A.	Aaa	5.00	4/01/21	2,265		2,373,448
Thomas Jefferson Univ.	A1	5.50	1/01/17	1,000		1,081,900
Ursinus Coll., Ser. A	A-(d)	5.90	1/01/27	1,925	(c)	2,100,117

Pennsylvania St. Ind. Dev. Auth. Rev., Econ. Dev., A.M.B.A.C.	Aaa	5.50	7/01/17	4,000		4,433,880
A.M.B.A.C.	Aaa	5.50	7/01/20	2,750		3,032,782

Pennsylvania St. Tpke. Comn. Oil Franchise Tax Rev., Ser. A, A.M.B.A.C.	Aaa	5.25	12/01/18	1,065		1,153,086
Ser. A, A.M.B.A.C., E.T.M.	Aaa	5.25	12/01/18	1,435	(c)	1,573,219

Pennsylvania St., G.O., Ser. 2	Aa2	5.00	8/01/17	4,000		4,242,960

Philadelphia Auth. Ind. Dev. Arpt., Rev., A.M.T.	NR	5.50	1/01/24	2,500		2,267,975

Philadelphia Auth. Ind. Dev. Lease Rev., Ser. B, F.S.A.	Aaa	5.50	10/01/18	2,000		2,202,020

Philadelphia Gas Wks. Rev., 16th Ser., F.S.A.	Aaa	5.25	7/01/07	4,000		4,265,440

Philadelphia Hosps. & Higher Ed. Facs. Auth. Hosp. Rev., Grad. Hlth. Sys. (h) (cost $1,820,479; purchased 7/18/01)	Ca	7.25	7/01/18	1,803	(e)	18

Dryden Municipal Series Fund Pennsylvania Series

Schedule of Investments as of November 30, 2004 (Unaudited) Cont’d.

Description (a)	Moody’s Rating	Interest Rate		Maturity Date	Principal Amount (000)		Value
Philadelphia Mun. Auth. Rev., Lease, Ser. A, F.S.A.	Aaa	5.25%		5/15/13	$4,000		$4,397,920

Philadelphia Parking Auth. Rev., Arpt., F.S.A.	Aaa	5.625		9/01/19	2,500		2,763,575

Philadelphia, G.O., F.G.I.C.	Aaa	5.125		5/15/14	1,800		1,948,698

Pittsburgh Urban Redev. Auth., Mtge. Rev., Ser. A, A.M.T.	Aa1	6.25		10/01/28	820		850,397

Pittsburgh Wtr. & Swr. Auth., Wtr. & Swr. Sys. Rev., Ser. A, F.G.I.C.	Aaa	6.50		9/01/13	4,000		4,756,560

Puerto Rico Comnwlth., Pub. Impvt. Rfdg., M.B.I.A.	Aaa	7.00		7/01/10	720		861,761
Rites, PA 625, A.M.B.A.C. (h) (cost $2,369,350; purchased 7/10/01)	NR	12.11	(b)	7/01/10	2,015		2,808,466
Rites, PA 642A, M.B.I.A. (h) (cost $1,597,334; purchased 7/10/01)	NR	9.63	(b)	7/01/10	1,500		1,911,390

Puerto Rico Comnwlth., Hwy. & Trans. Auth. Rev., Ser. I, F.G.I.C.	Aaa	5.00		7/01/25	2,000		2,085,000
Ser. J	Baa1	5.50		7/01/22	2,370		2,548,959

Puerto Rico Pub. Bldg. Auth. Rev. Gtd., Rfdg., Govt. Facs., Ser. J, A.M.B.A.C	Aaa	5.00		7/01/36	1,000		1,087,690

Schuylkill Cnty. Ind. Dev. Auth. Rev., Pine Grove Landfill, Inc., A.M.T.	BBB (d)	5.10		10/01/19	2,000		2,086,660

Springfield Sch. Dist., Delaware Cnty., G.O., F.S.A.	Aaa	5.50		3/15/17	2,450	(c)	2,772,739

State Pub. Sch. Bldg. Auth. Coll. Rev., Cmnty. Coll. Allegheny Cnty., A.M.B.A.C.	Aaa	5.00		7/15/06	2,555		2,665,478

Stroudsburg Area Sch. Dist., Ser. A, G.O., F.S.A.	Aaa	5.00		4/01/16	1,295		1,379,175

Union Cnty. Higher Ed. Facs. Fin. Auth. Univ. Rev., Bucknell Univ., Ser. A	Aa3	5.25		4/01/20	1,080		1,159,790

Unity Twnshp. Mun. Auth., Gtd. Swr. Rev., A.M.B.A.C., C.A.B.S., E.T.M.	Aaa	Zero		11/01/12	1,035		761,067

Virgin Islands Pub. Fin. Auth. Rev., Gross Rcpts. Taxes Ln. Nts., F.S.A.	Aaa	5.00		10/01/22	1,000		1,052,330

Washington Cnty. Hosp. Auth. Rev., Monongahela Valley Hosp.	A3	6.25		6/01/22	2,400		2,614,920

Westmoreland Cnty. Ind. Rev. Gtd., Valley Landfill Proj., A.M.T.	BBB (d)	5.10		5/01/18	1,000		1,043,830

Total long-term investments (cost $132,634,909)							137,031,113

Dryden Municipal Series Fund Pennsylvania Series

Schedule of Investments as of November 30, 2004 (Unaudited) Cont’d.

Description (a)	Moody’s Rating	Interest Rate	Maturity Date	Principal Amount (000)	Value
SHORT-TERM INVESTMENTS 1.6% Municipal Bonds

Delaware River Port Auth. PA & NJ Rev., Mun. Secs. Trust Rcpts., Ser. SGA-89, F.R.D.D., F.S.A.	A1+(d)	1.75%	12/01/04	$600	$600,000

Mun. Sec. Trust Cert., G.O., Ser. 2000-110, Class A, F.R.D.D.	A-1(d)	1.75	12/01/04	300	300,000

Philadelphia Hosps. & Higher Ed. Facs. Auth. Rev., Childrens Hosp. Proj., Ser. A, F.R.D.D.	VMIG1	1.64	12/01/04	500	500,000

Schuylkill Cnty. Ind. Dev. Auth. Res. Recov. Rev., Northeastern Pwr., Ser. B, A.M.T., F.R.D.D.	A1+(d)	1.78	12/01/04	850	850,000

Total short-term investments (cost $2,250,000)					2,250,000

Total Investments 98.6% (cost $134,884,909) (j)					139,281,113

Variation Margin on Open Futures Contracts, Net (i)					5,469
Other assets in excess of liabilities 1.4%					1,936,442

Net Assets 100%					$141,223,024

(a)	The following abbreviations are used in portfolio descriptions:

A.M.B.A.C. – American Municipal Bond Assurance Corporation.

A.M.T. – Alternative Minimum Tax.

C.A.B.S. – Capital Appreciation Bonds.

E.T.M.– Escrowed to Maturity.

F.G.I.C. – Financial Guaranty Insurance Company.

F.R.D.D. – Floating Rate (Daily) Demand Note (g).

F.S.A. – Financial Security Assurance.

G.O. – General Obligation.

M.B.I.A. – Municipal Bond Insurance Corporation.

(b)	Inverse floating rate bond. The coupon is inversely indexed to a floating interest rate. The rate shown is the rate at period end.

(c)	Prerefunded issues are secured by escrowed cash and/or direct U.S. guaranteed obligations.

(d)	Standard & Poor’s Rating.

(e)	Issuer in default on interest payments. Non-income producing security.

(f)	Partial principal amount pledged as collateral for financial futures contracts.

(g)	For purposes of amortized cost valuation, the maturity date of Floating Rate Demand Notes are considered to be the later of the next date on which the security can be redeemed at par, or the next date on which the rate of interest is adjusted.

(h)	Indicates illiquid securities restricted as to resale. The aggregate cost of such securities was $5,787,163 and is approximately 4.1% of net assets.

(i)	Open futures contracts as of November 30, 2004 were as follows:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at November 30, 2004	Unrealized Appreciation
	Short Positions:
32	U.S. Treasury 10 Yr. Note	March 2005	(3,567,173)	(3,544,000)	23,173
11	U.S. T-Bond	March 2005	(1,228,536)	(1,211,375)	17,161

					$40,334

(j)	The United States federal income tax basis of the Fund’s investments and the net unrealized appreciation as of November 30, 2004 were as follows:

Tax Basis of Investments	Appreciation	Depreciation	Net Unrealized Appreciation of Investment
$134,860,062	$6,474,273	$2,053,222	$4,421,051

The difference between book and tax basis is primarily attributable to difference in the treatment of premium amortization and accreting market discount for book and tax purposes.

NR–Not Rated by Moody’s or Standard & Poor’s.

The Fund’s current Statement of Additional Information contains a description of Moody’s and Standard & Poor’s ratings.

Dryden Municipal Series Fund Florida Series

Schedule of Investments as of November 30, 2004 (Unaudited)

Description (a)	Moody’s Rating	Interest Rate	Maturity Date	Principal Amount (000)		Value
LONG-TERM INVESTMENTS 96.6%

Arbor Greene Cmnty. Dev. Dist., Florida Assmt. Rev.	NR	5.75%	5/01/06	$46		$46,496
Florida Assmt. Rev.	NR	6.50	5/01/07	10		10,154
Florida Assmt. Rev.	NR	6.30	5/01/19	300		306,528

Bayside Impvt. Cmnty. Dev. Dist., Florida Cap. Impvt. Rev., Ser. A	NR	6.30	5/01/18	520		532,152

Broward Cnty. Florida Sch. Brd. Certs., M.B.I.A.	Aaa	5.25	7/01/15	2,000		2,187,700

Broward Cnty. Res. Recov. Rev., Rfdg., Wheelabrator, Ser. A	A3	5.50	12/01/08	1,000		1,089,810

Collier Cnty. Sch. Brd., C.O.P., F.S.A.	Aaa	5.375	2/15/21	1,000		1,078,270

Dade Cnty. Aviation Dept. Rev., Ser. B, A.M.T., M.B.I.A.	Aaa	6.00	10/01/24	1,500	(b)	1,567,485

Dade Cnty. Hlth. Facs. Auth. Rev., Baptist Hosp. of Miami Proj., Ser. A, E.T.M., M.B.I.A.	Aaa	6.75	5/01/08	355	(d)	382,236

Florida Hsg. Fin. Corp. Rev., Westchase Apts., Ser. B, A.M.T.	NR	6.61	7/01/38	1,360		1,176,101

Florida St. Brd. Ed. Cap. Outlay, Pub. Ed., Ser. C, F.G.I.C., G.O.	Aaa	5.50	6/01/16	1,000		1,112,800

Florida St. Brd. Ed. Lottery Rev., Ser. A, F.G.I.C.	Aaa	5.75	7/01/19	1,500		1,683,810

Florida St. Corr. Priv. Cmnty., Ser. A, A.M.B.A.C.	Aaa	5.00	8/01/17	2,270		2,424,133

Florida St. Dept. Environ. Prot. Pres. Rev., Florida Forever, Ser. A, M.B.I.A.	Aaa	5.25	7/01/17	2,950		3,208,125

Greyhawk Landing Cmnty. Dev. Dist. Rev., Spec. Assmt. Rev., Ser. B	NR	6.25	5/01/09	855		868,765

Highlands Cnty. Florida Hlth. Facs. Auth. Rev., Hosp. Adventist/Sunbelt, Ser. A	A2	6.00	11/15/31	1,000		1,070,700

Hillsborough Cnty. Florida Aviation Auth. Rev., Tampa Intl. Arpt., Ser. A, A.M.T., M.B.I.A	Aaa	5.50	10/01/15	2,000		2,180,900

Hillsborough Cnty. Florida Ind. Dev. Auth. Hosp. Rev., Tampa Gen. Hosp. Proj., Ser. A	Baa1	5.00	10/01/18	1,000		1,016,360

Hillsborough Cnty. Florida Ind. Dev. Auth., Cigarette Tax Alloc., H Lee Moffitt Cancer Proj., Ser. B, A.M.B.A.C.	Aaa	5.50	9/01/16	1,840		2,043,706

Dryden Municipal Series Fund Florida Series

Schedule of Investments as of November 30, 2004 (Unaudited) Cont’d.

Description (a)	Moody’s Rating	Interest Rate	Maturity Date	Principal Amount (000)		Value
Indigo Cmnty. Dev. Dist. Cap. Impvt. Rev., Ser. B	NR	6.40	5/01/06	790		790,008

Jacksonville Elec. Auth. Rev., Elec. Sys., Ser. A	Aa2	6.00	10/01/30	1,000		1,023,360
St. John’s Rvr. Pwr. Park Issue 2, Ser. 7, C.A.B.S.	Aa2	Zero	10/01/10	1,000		810,390

Jacksonville Sales Tax Rev., A.M.B.A.C.	Aaa	5.50	10/01/18	1,000		1,109,740
F.G.I.C.	Aaa	5.375	10/01/18	1,000		1,098,000

Jacksonville Swr. & Solid Wste. Disp. Facs. Rev., Anheuser Busch Proj., A.M.T.	A1	5.875	2/01/36	1,000		1,030,260

Jacksonville Wtr. & Swr. Dev. Rev., United Wtr. Proj., A.M.T., A.M.B.A.C.	Aaa	6.35	8/01/25	1,500		1,565,895

Lakeland Elec. & Wtr. Rev.	AA-(c)	5.625	10/01/36	2,000	(b)	2,159,440

Maryland St. Hlth. & Higher Ed., Facs., Auth. Rev.	A3	6.75	7/01/30	500		562,060

Miami Dade Cnty. Florida Sch. Brd., Ser. A, F.S.A.	Aaa	6.00	10/01/17	1,000		1,137,930

Miami Homeland Defense/Neighborhood, M.B.I.A., G.O.	Aaa	5.50	1/01/20	2,000		2,207,980

Michigan Mun. Bond Auth. Rev., Wtr. & Swr. Impvt.	Aaa	5.25	10/01/15	1,210		1,346,500

Oakstead Cmnty. Dev. Dist. Cap., Impvt., Ser. B	NR	6.50	5/01/07	15		15,089

Okaloosa Cnty. Cap. Impvt. Rev., M.B.I.A., C.A.B.S.	Aaa	Zero	12/01/06	450		428,130

Orange Cnty. Tourist Dev. Tax Rev., A.M.B.A.C.	Aaa	5.25	10/01/16	1,425		1,545,555

Orlando Util. Cmnty., Wtr. & Elec. Rev., Ser. C	Aa1	5.25	10/01/21	2,000		2,146,200

Osceola Cnty., Infrastructure Sales Surtax, A.M.B.A.C.	Aaa	5.375	10/01/17	1,995		2,196,455

Palm Beach Cnty. Florida Sch. Brd., Ser. A, F.G.I.C.	Aaa	500	8/01/24	2,150		2,229,980
Ser. A, F.G.I.C.	Aaa	500	8/01/29	1,500		1,525,215

Palm Beach Cnty. Pub. Impvt. Rev., Conv. Ctr. Proj., F.G.I.C.	Aaa	5.50	11/01/14	1,055		1,196,117

Palm Beach Cnty. Pub., Ref- Conv. Ctr. Proj.	Aaa	5.00	11/01/30	1,500		1,621,845

Pasco Cnty. Sales Tax Rev., Half-Cent, A.M.B.A.C.	Aaa	5.00	12/01/15	1,180		1,281,480

Pembroke Pines Pub. Impvt. Rev., A.M.B.A.C.	Aaa	5.50	10/01/16	1,360		1,516,754

Polk Cnty. Sch. Dist., Sales Tax Rev., Sch. Impvt.	Aaa	5.25	10/01/17	1,000		1,099,060
Sch. Impvt.	Aaa	5.25	10/01/18	1,000		1,094,810

Puerto Rico Comnwlth., Hwy. Trans. Auth. Trans Rev.	Baa1	5.50	7/01/24	1,000		1,075,510

Dryden Municipal Series Fund Florida Series

Schedule of Investments as of November 30, 2004 (Unaudited) Cont’d.

Description (a)	Moody’s Rating	Interest Rate		Maturity Date	Principal Amount (000)		Value
Puerto Rico Comnwlth., Ser. 642B, G.O., M.B.I.A.	NR	9.631	(f)	7/01/12	1,500	(g)	1,967,820

Puerto Rico Pub. Fin. Corp., Comnwlth. Approp., Ser. E	Baa2	5.70		8/01/25	500	(b)	560,185

Sarasota Cnty. Florida Sch. Brd., F.G.I.C.	Aaa	5.00		7/01/15	1,500		1,636,500

Tobacco Settlement Fin. Corp., Ser A-1	A2	5.50		6/01/16	2,000		2,169,460

Utah St. Hsg. Fin. Agcy., Sngl. Fam. Mtge., Ser. F, Class II, A.M.T.	Aa2	6.125		1/01/27	735		764,665

Virgin Islands Pub. Fin. Auth. Rev., Gross Rcpts. Taxes Ln. Nts., F.S.A.	Aaa	5.25		10/01/18	1,000		1,099,060

Total long-term investments (cost $63,495,164)							65,997,684

SHORT-TERM INVESTMENTS 2.2%

Jacksonville Hth. Facs. Auth. Hosp. Rev., Ser. A, F.R.D.D	A1+(c)	1.69		12/01/04	500		500,000

Orange Cnty. Florida Sch. Brd., Ser. B, A.M.B.A.C.	VMIG1	1.68		12/01/04	1,000		1,000,000

Total short-term investments (cost $1,500,000)							1,500,000

Total Investments 98.8% (cost $64,995,164(i))							67,497,684

VARIATION MARGIN ON OPEN FUTURES CONTRACTS, NET (h)							(1,250)

Other assets in excess of liabilities 1.2%							828,825

Net Assets 100%							$68,325,259

(a)	The following abbreviations are used in portfolio descriptions:

A.M.B.A.C. – American Municipal Bond Assurance Corporation.

A.M.T. – Alternative Minimum Tax.

C.A.B.S. – Capital Appreciation Bonds.

C.O.P. – Certificates of Participation.

E.T.M. – Escrowed to Maturity.

F.G.I.C. – Financial Guaranty Insurance Company.

F.R.D.D. – Floating Rate (Daily) Demand Note (e).

F.S.A. – Financial Security Assurance.

G.O. – General Obligation.

M.B.I.A. – Municipal Bond Insurance Association.

(b)	All or partial prerefunded issues are secured by escrowed cash and/or direct U.S. guaranteed obligations.

(c)	Standard & Poor’s Rating.

(d)	Partial principal amount pledged as collateral for financial futures contracts

(e)	For purpose of amortized cost valuation, the maturity date of Floating Rate Demand Notes is considered to be the later of the next date on which the security can be redeemed at par, or the next date on which the rate of interest is adjusted.

(f)	Inverse floating rate bond. The coupon is inversely indexed to a floating interest rate. The rate shown is the rate at period end.

(g)	Indicates a restricted security; the aggregate cost of such security is $1,598,726. The aggregate value; $1,967,820 is approximately 2.9% of net assets.

(i)	The United States federal income tax basis of the Series’ investments and the unrealized appreciation as of November 30, 2004 were as follows:

Tax Basis of Investments	Appreciation	Depreciation	Total Net Unrealized Appreciation
$64,995,164	$2,795,660	$293,140	$2,502,520

(h)	Open futures contracts as of November 30, 2004 were as follows:

Number of Contracts	Type	Expiration Date	Value at November 30, 2004	Value at Trade Date	Unrealized Appreciation/ (Depreciation)
	Long Positions:
5	U.S. Treasury Bonds	Mar 05	$550,625	$558,606	$(7.981)
	Short Positions:
(25)	U.S. Treasury 10 Yr Notes	Mar 05	(2,768,750)	(2,786,854)	18,104

					$10,123

NR–Not Rated by Moody’s or Standard & Poor’s.

The Fund’s current Statement of Additional Information contains a description of Moody’s and Standard & Poor’s ratings.

Notes to Schedule of Investments (Unaudited)

Securities Valuation: Municipal securities (including commitments to purchase such securities on a “when-issued” basis) are valued as of the close of trading on the New York Stock Exchange, on the basis of prices provided by a pricing service which uses information with respect to transactions in comparable securities and various relationships between securities in determining values.

Options on securities and indices traded on an exchange are valued on their last sales price as of the close of trading on the applicable exchange or, if there was no sale, at the mean between the most recently quoted bid and asked prices on such exchange.

Futures contracts thereon traded on a commodities exchange or board of trade are valued at the last sale price at the close of trading on such exchange or board of trade or, if there was no sale on the applicable commodities exchange or board of trade on such day, at the mean between the most recently quoted prices on such exchange or board of trade or at the last bid price in the absence of an asked price.

Restricted Securities: The Series may hold up to 15% of its net assets in illiquid securities, including those which are restricted as to disposition under securities law (“restricted securities”). The restricted securities held by the Series at November 30, 2004 include registration rights under which the Series may demand registration by the issuers. Restricted securities, sometimes referred to as private placements, are valued pursuant to the valuation procedures noted above.

Securities for which market quotations are not readily available, or whose values have been effected by events occurring after the close of the security’s foreign market and before the fund’s normal pricing time, are valued at fair value in accordance with the Board of Trustees’ approved fair valuation procedures. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values.

Short-term securities which mature in sixty days or less, are valued at amortized cost, which approximates market value. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between the principal amount due at maturity and cost. Short-term securities which mature in more than sixty dates are valued at current market quotations.

Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

Item 2.	Controls and Procedures

(a)	It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 3.	Exhibits

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 – Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Dryden Municipal Series Fund

By (Signature and Title)*	/s/ DEBORAH A. DOCS
Deborah A. Docs Secretary of the Fund

Date	January 27, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ JUDY A. RICE
Judy A. Rice President and Principal Executive Officer

Date	January 27, 2005

By (Signature and Title)*	/s/ GRACE C. TORRES
Grace C. Torres Treasurer and Principal Financial Officer

Date	January 27, 2005

*	Print the name and title of each signing officer under his or her signature.